INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS

18.	INTEREST BEARING LOANS AND BORROWINGS

A summary of outstanding debt as of December 31, 2022 and 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	242,908	281,009	319,112
$34.8 million term loan facility	34,814	39,348	43,880
$250.7 million term loan facility	129,912	185,627	250,738
$100.8 million term loan facility	85,399	93,075	100,750
$328.4 million term loan facility (CEXIM)	184,981	200,255	215,529
$321.6 million term loan facility (CEXIM)	184,183	203,163	222,145
$110.5 million term loan facility (ING)	84,469	91,709	98,949
$104.0 million term loan facility (Credit Suisse)	100,141	98,166	105,178
$110.5 million term loan facility (Credit Suisse #2)	96,125	103,116	110,107
$544.0 million lease financing (ICBCL)	459,918	490,500	521,071
$42.9 million term loan facility (Credit Suisse)	36,942	39,325	41,708
$62.5 million term loan facility (Credit Agricole)	53,820	57,292	60,764
$133.7 million term loan facility (CEXIM)	123,367	131,229	—
$58.5 million term loan facility (SEB)	55,250	58,500	—
$58.5 million term loan facility (KFW)	55,250	58,500	—
$130.0 million term loan facility (DNB)	127,562	—	—
$65.0 million term loan facility (ABN)	65,000	—	—
$65.0 million term loan facility (ING)	64,187	—	—
Total U.S. dollar denominated floating rate debt	2,184,228	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	209,700	209,700	60,000
Total U.S. dollar denominated fixed rate debt	209,700	209,700	60,000
Secured borrowings	—	—	6,251
Debt issuance costs	(23,113)	(24,318)	(20,176)
Accrued interest expense	19,499	9,379	7,805
Total debt	2,390,314	2,325,575	2,143,811
Short-term debt and current portion of long-term debt	277,854	198,665	234,887
Long-term portion of debt	2,112,460	2,126,910	1,908,924
Movements in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	December 31, 2021	Proceeds	Repayments	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,130,814	651,248	(597,834)	2,184,228
Total U.S. dollar denominated fixed rate debt	209,700	—	—	209,700
Secured borrowings	—	—	—	—
Debt issuance costs	(24,318)			(23,113)
Accrued interest expense	9,379			19,499
Total debt	2,325,575	651,248	(597,834)	2,390,314
Short-term debt and current portion of long-term debt	198,665			277,854
Long-term portion of debt	2,126,910	651,248	(597,834)	2,112,460

Movements in the year ended December 31, 2021 are summarized as follows:

(in thousands of $)	January 1, 2021	Proceeds	Repayments	Other	December 31, 2021
Total U.S. dollar denominated floating rate debt	2,089,931	250,687	(209,804)	—	2,130,814
Total U.S. dollar denominated fixed rate debt	60,000	149,700	—	—	209,700
Secured borrowings	6,251	3,481	(9,717)	(15)	—
Debt issuance costs	(20,176)				(24,318)
Accrued interest expense	7,805				9,379
Total debt	2,143,811	403,868	(219,521)	(15)	2,325,575
Short-term debt and current portion of long-term debt	234,887				198,665
Long-term portion of debt	1,908,924	403,868	(219,521)	(15)	2,126,910

A summary of the Company's interest bearing loans and borrowings as of December 31, 2022 is as follows:

$252.4 million term loan facility
In July 2022, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $252.4 million to refinance the $328.6 million loan facility maturing in February 2023. The new facility matures in September 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In August 2022, the Company drew down $252.4 million and repaid the outstanding balance of the original facility of $262.0 million. The facility is fully drawn down as of December 31, 2022.

$34.8 million term loan facility
In October 2022, the Company entered into a senior secured term loan facility in an amount of up to $34.8 million to refinance the $50.0 million loan facility maturing in March 2023. The new facility matures in December 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2022, the Company drew down $34.8 million and repaid the outstanding balance of the original facility of $35.9 million. The facility is fully drawn down as of December 31, 2022.

$250.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $250.7 million to refinance the $466.5 million loan facility maturing in April 2021. The new facility matures in May 2025, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In November 2020, the Company drew down $250.7 million and repaid the outstanding balance of the original facility of $252.4 million. In the year ended December 31, 2021, the sale of two LR2 tankers resulted in a prepayment of $46.5 million under the facility. The facility is fully drawn down as of December 31, 2022.

$100.8 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with ING and Credit Suisse in an amount of up to $100.8 million to refinance the $109.2 million loan facility maturing in June 2021. The new facility matures in November 2025, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 17 years commencing on the delivery date from the yard. In November 2020, the Company drew down $100.8 million and repaid the outstanding balance of the original facility of $84.3 million. The facility is fully drawn down as of December 31, 2022.
$328.4 million term loan facility (CEXIM)
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of LIBOR plus a margin in line with the Company’s other credit facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down as of December 31, 2022.

$321.6 million term loan facility (CEXIM)
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company’s other credit facilities and has an amortization profile of 15 years. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tankers delivered in the period. The Company drew down $32.0 million in the year ended December 31, 2018 in connection with one LR2 tanker delivered in the period. The facility is fully drawn down as of December 31, 2022.

$110.5 million term loan facility (ING)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with ING. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The Company drew down $55.3 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $4.1 million in the year ended December 31, 2019 and drew down the $4.1 million in connection with the installation of an EGCS on the VLCC delivered in the period. The facility is fully drawn down as of December 31, 2022.

$104.0 million term loan facility (Credit Suisse)
In April 2022, the Company entered into a senior secured term loan facility with Credit Suisse AG in an amount of $104.0 million to refinance the $110.5 million loan facility maturing in 2023. The new facility matures in May 2028, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In May 2022, the Company drew down $104.0 million and repaid the outstanding balance of the original facility of $96.4 million. The facility is fully drawn down as of December 31, 2022.

$110.5 million term loan facility (Credit Suisse #2)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2024, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The Company drew down $54.9 million in the year ended December 31, 2018 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $15.0 million in the year ended December 31, 2019. The facility is fully drawn down as of December 31, 2022.

$544.0 million lease financing (ICBCL)
In March 2020, the Company signed a sale-and-leaseback agreement in an amount of $544.0 million with ICBCL to finance the cash amount payable upon closing of the Acquisition, which took place on March 16, 2020. The lease financing has a tenor of seven years, carries an interest rate of LIBOR plus a margin of 230 basis points, has an amortization profile of 17.8 years and includes purchase options for the Company throughout the term with a purchase obligation at the end of the term. The Company is precluded from accounting for the sale of the vessels due to the purchase obligation at the end of the term which prevents the lessor from obtaining control of the vessels and as such the lease has been accounted for as a secured borrowing, with the vessels recorded under "Vessels and equipment". The facility is fully drawn down as of December 31, 2022.

$42.9 million term loan facility (Credit Suisse)
In November 2019, the Company signed a senior secured term loan facility in an amount of up to $42.9 million with Credit Suisse to partially finance the delivery of one Suezmax tanker. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. In May 2020, the Company drew down $42.9 million under the facility in connection with the delivery of one Suezmax tanker. The facility is fully drawn down as of December 31, 2022.

$62.5 million term loan facility (Crédit Agricole)
In May 2020, the Company signed a senior secured term loan facility in an amount of up to $62.5 million with Crédit Agricole to partially finance the delivery of one VLCC. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. In June 2020, the Company drew down $62.5 million under the facility in connection with the delivery of one VLCC. The facility is fully drawn down as of December 31, 2022.

$133.7 million term loan facility (CEXIM)
In November 2020, the Company entered into a senior secured term loan facility with CEXIM and Sinosure in an amount of up to $133.7 million to partially finance four LR2 tanker newbuildings. The facility has a tenor of 12 years, carries an interest rate of LIBOR plus a margin in line with the Company’s other credit facilities and has an amortization profile of 17 years commencing on the delivery date from the yard. The Company drew down $33.4 million in March 2021, $33.4 million in April 2021, $33.4 million in September 2021 and $33.4 million in November 2021 under the facility to partially finance the delivery of four LR2 tankers. The facility is fully drawn down as of December 31, 2022.

$58.5 million term loan facility (SEB)
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with SEB to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2022.

$58.5 million term loan facility (KFW)
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with KFW to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2022.

$130.0 million term loan facility (DNB)
In October 2021, the Company entered into a senior secured term loan facility in an amount of up to $130.0 million with DNB to partially finance the acquisition of two of the six resale VLCC newbuilding contracts. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The Company drew down $65.0 million in April 2022 and $65.0 million in June 2022 to partially finance the delivery of the 2022 built VLCCs, Front Alta and Front Tweed. The facility is fully drawn down as of December 31, 2022.

$65.0 million term loan facility (ABN)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ABN AMRO Bank N.V. to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2022, the Company drew down $65.0 million to partially finance the delivery of the 2022 built VLCC Front Gaula. The facility is fully drawn down as of December 31, 2022.

$65.0 million term loan facility (ING)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ING Bank to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. In August 2022, the Company drew down $65.0 million to partially finance the delivery of the 2022 built VLCC Front Tana. The facility is fully drawn down as of December 31, 2022.

$65.0 million term loan facility (KFW)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from KFW to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility has a tenor of 5 years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility is fully undrawn as of December 31, 2022. In January 2023, the Company took delivery of the VLCC newbuilding, Front Tyne, from HHI and drew down $65.0 million under this facility to partially finance the delivery.
$65.0 million term loan facility (Crédit Agricole)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from Crédit Agricole to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility has a tenor of 5 years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The facility is fully undrawn as of December 31, 2022. In January 2023, the Company took delivery of the VLCC newbuilding, Front Orkla, from HHI and drew down $65.0 million under this facility to partially finance the delivery.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The original facility carried an interest rate of 6.25% and was available to the Company for a period of 18 months from the first utilization date and was repayable in full on the 18 months anniversary of the first utilization date. There were no scheduled loan repayments before this date. The facility does not include any financial covenants.

As of January 1, 2021, the Company had an outstanding balance of $60.0 million and up to $215.0 million remained available and undrawn under this facility. The balance outstanding was included in short-term debt as of January 1, 2021.

In February 2021, the Company extended the terms of the facility by 12 months to May 2022. In November 2021, the Company extended the terms of the facility by 12 months to May 2023. In the year ended December 31, 2021, the Company drew down $149.7 million under the facility to finance installments for the six VLCCs under construction, the deposits on two 2019 built VLCCs and for general corporate purposes. As of December 31, 2021, $65.3 million remained available and undrawn under this facility. The balance outstanding of $209.7 million was included in long-term debt as of December 31, 2021.

In November 2022, the Company extended the facility by 12 months to May 2024 at an interest rate of 8.50% and otherwise on same terms. The balance outstanding of $209.7 million is included in long-term debt as of December 31, 2022.

Secured borrowings
As of January 1, 2021, the Company had entered into a forward contract to repurchase the 1.3 million shares of Golden Ocean in March 2021 for $6.2 million, with the shares recorded in marketable securities and a liability recorded as of January 1, 2021 within short-term debt for $6.3 million, after adjusting for the effect of foreign exchange. The Company was required to post collateral of 20% of the total repurchase price for the duration of the agreement which was held in restricted cash as of January 1, 2021. In the year ended December 31, 2021, the Company sold the Golden Ocean shares previously held as marketable securities.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Restricted cash does not include cash balances $54.4 million (2021: $67.0 million, 2020: $103.5 million), which represents 50% (2021: 64%, 2020: 100%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirements by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months.

Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2022 and 2021.

Assets pledged

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Vessels	3,650,325	3,466,782	3,300,176

Debt issuance costs

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Debt issuance costs	(46,039)	(41,691)	(31,129)
Accumulated amortization	22,926	17,373	10,953
	(23,113)	(24,318)	(20,176)

The Company paid $4.3 million of debt issuance costs in the year ended December 31, 2022 (2021: $8.1 million).